Supplement dated October 30, 2002

to the

THE AAL MUTUAL FUNDS

Institutional Shares Prospectus dated July 1, 2002

As Supplemented September 18, 2002

On page 36 of the prospectus in the Table titled “Annual Fund Operating Expenses (Expenses Deducted from Fund Assets),” the expense line for The AAL Small Cap Stock Fund is replaced with the following:

                   Distribution                                Total Fund
 Management         and Service              Other              Operating
    Fees           (12b-1) Fees            Expenses             Expenses
-----------------------------------------------------------------------------
    0.68%              0.00%                 0.07%                0.75%